Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Convertible Notes Payable

7. Convertible Notes Payable

The “March 2011 Notes”

On March 29, 2011, the Company sold 10% secured convertible promissory notes in the aggregate amount of $2,250,000, (the “March 2011 Notes”) and warrants (the “March 2011 Warrants”) to purchase securities of the Company in a Target Transaction Financing (as defined in the governing purchase agreement), pursuant to a Securities Purchase Agreement entered into on February 22, 2011.

The March 2011 Notes, extended as described below, originally were scheduled to mature on the earlier of October 29, 2011 or the closing date of the Target Transaction Financing. The entire principal amount and any accrued and unpaid interest was due and payable in cash on such maturity date.

We recorded the liability for the March 2011 Notes at an amount equal to the full consideration received upon issuance without considering the warrant value because the determination of the number of warrants and the exercise price of the warrants was dependent on the closing date of, and the price of securities issued in the Target Transaction Financing, which had yet to take place.

Effective October 28, 2011, the holders of the March 2011 Notes agreed to extend the maturity date of the March 2011 Notes (the “Extension Agreement”) to October 29, 2011 (see Note 5). As consideration for the agreement by the holders to enter into the Extension Agreement, the Company (i) issued to the holders an aggregate of 112,500 shares of its common stock, and (ii) paid to the holders an aggregate of $129,000 of interest for the period beginning on February 28, 2011 (the date the holders placed the principal amount in escrow) and ending on March 28, 2011. The Company agreed to provide piggyback registration rights with respect to the 112,500 shares of common stock on the same terms and conditions provided for the securities required to be registered pursuant to the registration rights obligations by the Company under the private placement transaction documents.

The Company agreed that if it failed to repay the March 2011 Notes on or before the amended maturity date, then in addition to the interest due under the March 2011 Notes, the Company would pay an additional 2% penalty (annualized) for each 30 day period during which all or any portion of the principal or accrued interest remains unpaid, subject to a maximum aggregate interest rate of 20% (the sum of the 10% interest rate plus 2% for each 30 day delay period), with such 2% penalty calculated on the full principal amount regardless of whether any portion thereof has been repaid by the Company and such full amount accruing as of the day following the amended maturity date and then upon each 30 day anniversary of the amended maturity date.

On December 8, 2011, the Company repaid $200,000 to one of the note holders. In March 2012, the Company repaid in full all of the remaining outstanding principal and accrued interest due with respect to the March 2011 Notes.

The “September 2011 Note”

On September 22, 2011, the Company issued a 10% unsecured convertible promissory note with a principal amount of $500,000 due on March 22, 2012 (the “September 2011 Note”) and a warrant (the “September 2011 Warrant”) to purchase certain securities of the Company in the Target Transaction Financing, pursuant to a Securities Purchase Agreement entered into on that date.

On November 30, 2011, the holder of the September 2011 Note converted the entire principal amount and accrued interest due with respect to the September 2011 Note into 1,018,356 shares of our common stock. In addition, we issued to the holder a warrant to purchase 500,000 shares of our common stock at an exercise price of $1.00 per share.

The “February 2012 Notes”

On February 24, 2012, we entered into a Securities Purchase Agreement with OPKO Health Inc. pursuant to which we sold a 10% secured convertible promissory note in the aggregate principal amount of $1,700,000 due two years from the date of issuance and issued warrants to purchase 8,500,000 shares of the our common stock, at an exercise price of $0.20 per share, for gross proceeds of $1,700,000.

On February 28, 2012 and February 29, 2012, we entered in a Securities Purchase Agreement with two additional buyers pursuant to which we sold an additional $600,000 aggregate principal amount of notes and issued warrants to purchase an additional 3,000,000 shares of our common stock, at an exercise price of $0.20 per share, for gross proceeds of $600,000, on the same terms as the notes and warrants issued to OPKO as described above.

In connection with the sale of the notes and the warrants, the Company and the collateral agent for the buyers entered into a Pledge and Security Agreement pursuant to which all of our obligations under the notes are secured by a first priority perfected security interest in all of our tangible and intangible assets, including all of our ownership interest in our subsidiaries.

The entire principal amount and any accrued and unpaid interest on the notes is due and payable in cash on the maturity date set forth in the notes.  The notes bear interest at the rate of 10% per annum.  The notes are convertible into shares of our common stock at an initial conversion price of $0.20 per share, subject to adjustment.  We may prepay any outstanding amount due under the notes, in whole or in part, prior to the maturity date.  The notes are subject to certain “Events of Defaults” which could cause all amounts due and owing thereunder to become immediately due and payable. Among other things, our failure to pay any accrued but unpaid interest when due, the failure to perform any obligation under the governing transaction documents or if any representation or warranty made by the Company in connection with the governing transaction documents proves to have been incorrect in any material respect constitutes an Event of Default under the governing transaction documents.

The Company is prohibited from effecting a conversion of the notes or exercise of the warrants, to the extent that as a result of such conversion or exercise the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of such note or exercise of such warrant, as the case may be.

The warrants are immediately exercisable and expire ten years after the date of issuance.  The warrants have an initial exercise price of $0.40 per share. The warrants are exercisable in cash or through a “cashless exercise”.

We determined that the initial fair value of the warrants was $5,221,172 based on the Black-Scholes option pricing model, which we treated as a liability with a corresponding decrease in the carrying value of the notes.  Under authoritative guidance, the carrying value of the notes may not be reduced below zero.  Accordingly, we recorded interest expense of $2,921,172 at the time of the issuance of the notes, which is the excess of the value of the warrants over the allocated fair value of the notes.  The discount related to the notes will be amortized over the term of the notes as interest expense, calculated using an effective interest method.

The “March 2012 Purchase Order Notes”

On March 13, 2012, we sold a 10% senior convertible promissory note with a principal amount of $1,000,000 (the “Purchase Order Note”) to an accredited investor for a purchase price of $1,000,000.  The principal amount of the Purchase Order Note is payable in cash on such dates and in such amounts as set forth in the Purchase Order Note, based on the receipt of proceeds from sales to a certain vendor (the “Vendor Proceeds”).  The last date of the scheduled payments under the Purchase Order Note is referred to as the “Final Maturity Date”. All of our obligations under the Purchase Order Note are secured by a first priority security interest in the Vendor Proceeds. The holder of the notes issued in February 2012 agreed to subordinate their security interest in the Vendor Proceeds to the interest of the holder of the Purchase Order Note.

The Purchase Order Note is convertible into shares of our common stock at an initial conversion price of $1.50 per share. The Purchase Order Note bears interest at the rate of 10% per annum.  We may prepay any outstanding amounts owing under the Purchase Order Note, in whole or in part, at any time prior to the Final Maturity Date.  The entire remaining principal amount and all accrued but unpaid or unconverted interest is due and payable on the earliest of (1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Purchase Order Note).

The Company has not recorded a BCF on the March 2011 Purchase Order Notes due to the effective conversion price being greater than the fair value of the Company’s stock at the issuance date.

The Company is prohibited from effecting a conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

As of June 30, 2012, the Company repaid $125,000 of the Purchase Order Note.

The “April 2012 Working Capital Notes”

On April 18, 2012, we sold a 10% senior convertible promissory note with a principal amount of $250,000 (the “Working Capital Note”) to an accredited investor for a purchase price of $250,000.  The principal amount of the Working Capital Note is payable in cash on such dates and in such amounts as set forth in the Working Capital Note based on the receipt of the Vendor Proceeds.  The last date of the scheduled payments under the Working Capital Note is referred to as the “Final Maturity Date”. All of our obligations under the Purchase Order Note are secured by a first priority security interest in the Vendor Proceeds. The buyers of the February 2012 Notes agreed to subordinate their security interest in the Vendor Proceeds to the interest of the holder of the Working Capital Note.

The Working Capital Note is convertible into shares of our common stock at an initial conversion price of $1.50 per share. The Working Capital Note bears interest at the rate of 10% per annum.  We may prepay any outstanding amounts owing under the Working Capital Note, in whole or in part, at any time prior to the Final Maturity Date.  The entire remaining principal amount and all accrued but unpaid or unconverted interest is due and payable on the earliest of (1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Working Capital Note).

The Company is prohibited from effecting a conversion of the Working Capital Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Working Capital Note.

On June 28, 2012, the holder of the Working Capital Note exchanged such note for the June 2012 Convertible Notes described below.

The “June 2012 Working Capital Notes”

On June 13, 2012, we sold 10% promissory notes with an aggregate principal amount of $200,000 (the “June 2012 Working Capital Notes”) to accredited investors for an aggregate purchase price of $200,000. The principal amount of the June 2012 Working Capital Notes is payable in cash on the date that is the earlier of receipt by the Company of $500,000 or more from any source (other than sales in the ordinary course of business) or three months from the issuance date.

The June 2012 Working Capital Notes bear interest at the rate of 10% per annum. We may prepay any outstanding amounts owing under the June 2012 Working Capital Notes, in whole or in part, at any time prior to the maturity date.

On June 28, 2012, the holders of the June 2012 Working Capital Notes exchanged such notes for the June 2012 Convertible Notes described below.

The “June 2012 Convertible Notes”

On June 28, 2012, we issued 10% convertible promissory notes (the “June 2012 Convertible Notes”) with an aggregate principal amount of $455,274 and warrants (the “June 2012 Warrants”) to purchase 2,250,000 shares of our common stock at an exercise price of $0.40 per share to the holders of the Working Capital Notes and June 2012 Working Capital Notes with an aggregate amount of principle and accrued interest due as of such date equal to the aggregate principle amount of the June 2012 Convertible Notes. The Working Capital Notes and June 2012 Working Capital Notes were cancelled.

The June 2012 Convertible Notes bear interest at the rate of 10% per annum and mature two years from their issue date.  We may prepay any outstanding amounts owing under the June 2012 Convertible Notes, in whole or in part, at any time prior to the maturity date.  The entire remaining principal amount and all accrued but unpaid or unconverted interest is due and payable on the earlier of the Maturity Date or the occurrence of an Event of Default (each as defined in the June 2012 Convertible Notes). The June 2012 Convertible Notes are convertible into shares of our common stock at an initial conversion price of $0.20 per share.

The Company is prohibited from effecting a conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.

The June 2012 Warrants are exercisable immediately and expire ten years after the date of issuance and have an initial exercise price of $0.40 per share. The June 2012 Warrants are exercisable in cash or through a “cashless exercise”. We determined that the initial fair value of the June 2012 Warrants was $1,036,042 based on the Black-Scholes option pricing model, which we treated as a liability with a corresponding decrease in the carrying value of the June 2012 Convertible Notes.  Under authoritative guidance, the carrying value of the June 2012 Convertible Notes may not be reduced below zero.  Accordingly, we recorded interest expense of $580,768, which is the excess of the value of the June 2012 Warrants over the allocated fair value of the June 2012 Convertible Notes, at the time of the issuance of the June 2012 Convertible Notes.  The discount related to the June 2012 Convertible Notes will be amortized over the term of the Notes as interest expense, calculated using an effective interest method.

The following table sets forth a summary of all the outstanding convertible promissory notes at June 30, 2012:

Convertible Promissory Notes
Convertible promissory notes issued	$6,505,274
Notes repaid	(2,375,000)
Less amounts converted to common stock	(500,000)
3,630,274
Less debt discount	2,371,941
Balance June 30, 2012	$1,258,333

NOTE 6 – Convertible Notes Payable

The “March 2011 Notes”

On March 29, 2011, the Company sold 10% secured convertible promissory notes in the amount of $2,250,000, (the “March 2011 Notes”) and warrants (the “March Warrants”) to purchase securities of the Company in the Target Transaction Financing (as defined below), pursuant to a Securities Purchase Agreement entered into on February 22, 2011 (the “Securities Purchase Agreement” and the “Private Placement”).

The March 2011 Notes, extended as described below , originally were scheduled to mature on the earlier of October 29, 2011 or the closing date of the Target Transaction Financing (such earlier date, the “Maturity Date”). The entire principal amount and any accrued and unpaid interest was due and payable in cash on the Maturity Date.

We recorded the liability for the March 2011 Notes at an amount equal to the full consideration received upon issuance, without considering the Warrant value because the determination of the number of warrants and the exercise price of the warrants is dependent on the closing date of, and the price of securities issued in the Target Transaction Financing, which has yet to take place.

Effective October 28, 2011, the purchasers of the March 2011 Notes (the “Note Holders”) agreed to extend the maturity date of the Notes (the “Extension Agreement”) to October 29, 2011(the “New Maturity Date”) (see Note 5). As consideration for the agreement by the Note Holders to enter into the Extension Agreement, the Company (i) issued to the Note Holders an aggregate of 112,500 shares of its common stock, par value $0.001 per share and (ii) paid to the Investors, an aggregate of $129,000 of interest for the period beginning on February 28, 2011 (the date the Note Holders placed the principal amount in escrow) and ending on March 28, 2011. The Company agreed to provide piggyback registration rights with respect to the 112,500 shares on the same terms and conditions provided for the registrable securities in the Registration Rights Agreement contained in the Private Placement.

The Company agreed that if it fails to repay the March 2011 Notes on or before the New Maturity Date, then in addition to the interest due under the March 2011 Notes, the Company would pay an additional 2% (annualized) for each 30 day period all or any portion of the principal or accrued interest remain unpaid, subject to a maximum aggregate interest rate of 20% (the sum of the 10% interest rate plus 2% for each 30 day delay period), with such 2% being calculated on the full principal amount regardless of whether any portion thereof has been repaid by the Company and such full amount accruing as of the day following the New Maturity Date and then upon each 30 day anniversary of the New Maturity Date.

On December 8, 2011 the Company repaid $200,000 to one of the note holders.

In March 2012, the Company repaid in full all of the outstanding principal and accrued interest due with respect to the March 2011 Notes.

The “September 2011 Note”

On September 22, 2011, the Company issued a 10% unsecured convertible promissory note with a principal amount of $500,000, due on March 22, 2012 (the “September 2011 Note”) and a warrant (the “September Warrant”) to purchase certain securities of the Company in the Target Transaction Financing, pursuant to a Securities Purchase Agreement entered into on that date (the“Securities Purchase Agreement”).

On November 30, 2011, the note and accrued interest were converted into 1,018,356 shares of common stock, par value $0.001 per share.  The Company also issued the holder a warrant to purchase 500,000 shares of common stock at an exercise price of $1.00 per share.